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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                      Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 31

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


        Pioneer Small Cap Value Fund
        Schedule of Investments  8/31/05

 Shares                                                                Value
        Common Stocks - 91.8 %
        Energy - 14.4 %
        Coal & Consumable Fuels - 1.8 %
59,900  Alpha Natural Resources, Inc. *                             $ 1,786,817
212,700 Massey Energy Co. (b)                                        10,805,160
                                                                    $12,591,977
        Oil & Gas Drilling - 4.1 %
31,000  Atwood Oceanics, Inc. *                                     $ 2,332,130
637,500 Key Energy Services, Inc. *                                   9,084,375
300,700 Todco                                                        10,440,304
115,300 Unit Corp. *                                                  6,002,518
                                                                    $27,859,327
        Oil & Gas Equipment & Services - 3.2 %
192,100 CNX Gas Corp. (144A) *                                      $ 3,073,600
295,000 Gulfmark Offshore, Inc.                                       8,788,050
63,100  Lone Star Technology  *                                       3,489,430
212,500 Maverick Tube Corp. *                                         6,768,125
                                                                    $22,119,205
        Oil & Gas Exploration & Production - 5.1 %
65,600  Forest Oil Corp. *                                          $ 2,948,720
234,400 Parallel Petroleum Corp. *                                    3,030,792
122,300 Penn Virginia Corp.                                           6,858,584
325,300 Rosetta Resources, Inc., (144A) *                             5,448,775
74,400  Swift Energy Co. *                                            3,417,192
223,200 Southwestern Energy Co. *                                    12,923,280
                                                                    $34,627,343
        Oil & Gas Storage & Transportation - 0.2 %
55,500  Arlington Tankers, Ltd.                                     $ 1,249,305
        Total Energy                                                $98,447,157
        Materials - 4.2 %
        Gold - 1.2 %
610,900 Cambior, Inc. *                                             $ 1,185,146
159,900 Glamis Gold, Ltd. * (b)                                       3,041,298
527,600 IAMGOLD Corp.                                                 3,709,028
                                                                    $ 7,935,472
        Metal & Glass Containers - 0.5 %
92,175  Jarden Corp. *                                              $ 3,658,426
        Paper Products - 0.4 %
456,600 Domtar, Inc. (b)                                            $ 3,063,786
        Specialty Chemicals - 0.4 %
179,189 Chemtura Corp.                                              $ 3,074,883
        Steel - 1.7 %
78,100  Carpenter Technology                                        $ 4,350,170
823,600 Graftech International, Ltd. * (b)                            4,892,184
169,500 NN, Inc.                                                      2,072,985
                                                                    $11,315,339
        Total Materials                                             $29,047,906
        Capital Goods - 7.0 %
        Aerospace & Defense - 0.2 %
105,600 Intrado, Inc. *                                             $ 1,584,000
        Construction & Engineering - 1.5 %
203,700 Dycom Industries, Inc. *                                    $ 3,609,564
306,100 Insituform Technologies, Inc. *                               6,336,270
                                                                    $ 9,945,834
        Construction & Farm Machinery & Heavy Trucks - 2.4 %
41,000  Nacco Industries, Inc.                                      $ 4,466,950
448,100 Wabtec Corp.                                                 11,650,600
                                                                    $16,117,550
        Electrical Component & Equipment - 0.7 %
974,600 Power-One, Inc. *                                           $ 4,717,064
        Industrial Machinery - 1.7 %
191,017 Flowserve Corp. *                                           $ 7,094,371
96,650  Joy Global, Inc.                                              4,619,870
                                                                    $11,714,241
        Trading Companies & Distributors - 0.5 %
100,400 Applied Industrial Technologies, Inc.                       $ 3,605,364
        Total Capital Goods                                         $47,684,053
        Commercial Services & Supplies - 5.8 %
        Diversified Commercial Services - 3.2 %
216,800 Chemed Corp.                                                $ 8,771,728
450,800 Cornell Co., Inc. *                                           6,464,472
138,200 School Specialty, Inc. *                                      6,621,162
                                                                    $21,857,362
        Environmental & Facilities Services - 0.5 %
202,700 Central Parking Corp.                                       $ 3,220,903
        Human Resource & Employment Services - 2.1 %
985,400 On Assignment, Inc. *                                       $ 6,828,822
122,900 Korn/Ferry International *                                    2,435,878
196,800 Watson Wyatt & Company Holdings                               5,366,736
                                                                    $14,631,436
        Total Commercial Services & Supplies                        $39,709,701
        Transportation - 4.0 %
        Air Freight & Couriers - 0.7 %
91,317  Forward Air Corp.                                           $ 3,221,664
66,500  Pacer International, Inc. *                                   1,744,960
                                                                    $ 4,966,624
        Marine - 1.3 %
103,200 Dryships, Inc.  (b)                                         $ 1,649,136
144,600 Excel Maritime Carriers, Ltd. *                               2,103,930
77,000  Genco Shipping & Trading, Ltd. *                              1,578,500
308,200 Quintana Maritime, Ltd. *                                     3,433,348
                                                                    $ 8,764,914
        Railroads - 1.2 %
283,700 Genesee & Wyoming, Inc. *                                   $ 8,284,040
        Trucking - 0.8 %
86,400  Dollar Thrifty Automotive GP *                              $ 2,614,464
142,800 Universal Truckload Services, Inc. *                          2,469,012
                                                                    $ 5,083,476
        Total Transportation                                        $27,099,054
        Automobiles & Components - 1.2 %
        Auto Parts & Equipment - 1.2 %
223,400 Commercial Vehicle Group, Inc. *                            $ 4,631,082
225,200 Federal Signal Corp.                                          3,850,920
                                                                    $ 8,482,002
        Total Automobiles & Components                              $ 8,482,002
        Consumer Durables & Apparel - 0.3 %
        Apparel, Accessories & Luxury Goods - 0.3 %
93,000  Kellwood Co.                                                $ 2,276,640
        Total Consumer Durables & Apparel                           $ 2,276,640
        Consumer Services - 0.8 %
        Casinos & Gaming - 0.3 %
157,400 Alliance Gaming Corp. * (b)                                 $ 1,888,800
        Restaurants - 0.5 %
208,600 O'Charley's, Inc. *                                         $ 3,418,954
        Total Consumer Services                                     $ 5,307,754
        Media - 0.0 %
        Advertising - 0.0 %
1,487   EMAK Worldwide, Inc. *                                      $    13,532
        Total Media                                                 $    13,532
        Retailing - 5.8 %
        Apparel Retail - 1.3 %
311,900 Charming Shoppes, Inc. *                                    $ 3,767,752
172,650 Stage Stores, Inc. *                                          4,801,397
                                                                    $ 8,569,149
        Catalog Retail - 1.7 %
608,700 Insight Enterprises, Inc. *                                 $11,461,821
        Computer & Electronics Retail - 0.2 %
367,800 Tweeter Home Entertainment Group, Inc. *  (b)               $ 1,515,336
        Distributors - 0.1 %
152,200 Advanced Marketing Services, Inc. *                         $   761,000
        General Merchandise Stores - 0.5 %
260,700 Fred's, Inc. (b)                                            $ 3,652,407
        Specialty Stores - 2.0 %
154,000 Claire's Stores, Inc.                                       $ 3,615,920
86,000  Cost Plus, Inc.                                               1,849,860
508,600 Hancock Fabrics, Inc. (b)                                     2,899,020
749,400 Rent-Way, Inc. * (b)                                          5,545,560
                                                                    $13,910,360
        Total Retailing                                             $39,870,073
        Food & Drug Retailing - 0.5 %
        Food Distributors - 0.5 %
261,800 B & G Foods, Inc.                                           $ 3,390,310
        Total Food & Drug Retailing                                 $ 3,390,310
        Food, Beverage & Tobacco - 0.8 %
        Agricultural Products - 0.8 %
207,200 Fresh Del Monte Produce, Inc. (b)                           $ 5,281,528
        Total Food, Beverage & Tobacco                              $ 5,281,528
        Household & Personal Products - 1.7 %
        Personal Products - 1.7 %
104,600 NBTY, Inc. *                                                $ 2,289,694
450,300 Nu Skin Enterprises, Inc.                                     9,609,402
                                                                    $11,899,096
        Total Household & Personal Products                         $11,899,096
        Health Care Equipment & Services - 7.8 %
        Health Care Distributors - 1.2 %
400,600 Cross Country Healthcares, Inc.                             $ 7,771,640
        Health Care Equipment - 1.0 %
138,100 Analogic Corp.                                              $ 6,884,285
        Health Care Facilities - 0.8 %
49,500  Sunrise Senior Living, Inc. (b)                             $ 2,939,805
57,700  Triad Hospitals, Inc. *                                       2,777,678
                                                                    $ 5,717,483
        Health Care Services - 2.2 %
124,350 Pediatrix Medical Group, Inc. *                             $ 9,218,066
202,000 Providence Service Corp. *                                    5,956,980
                                                                    $15,175,046
        Health Care Supplies - 0.3 %
106,000 Merit Medical Systems, Inc. *                               $ 1,851,820
        Managed Health Care - 2.3 %
252,600 Amerigroup Corp. *                                          $ 8,628,816
93,000  PacifiCare Health Systems *                                   7,010,340
                                                                    $15,639,156
        Total Health Care Equipment & Services                      $53,039,430
        Pharmaceuticals & Biotechnology - 0.8 %
        Biotechnology - 0.8 %
212,700 Kendle International, Inc. *                                $ 5,147,340
        Total Pharmaceuticals & Biotechnology                       $ 5,147,340
        Banks - 8.3 %
        Diversified Banks - 2.6 %
54,750  Banner Corp.                                                $ 1,522,598
291,500 BankAtlantic Bancorp, Inc.                                    4,970,075
504,100 Texas Capital Bancshares, Inc. *                             11,059,954
                                                                    $17,552,627
        Regional Banks - 4.3 %
147,100 Alliance Bankshares Corp. *                                 $ 2,405,085
595,900 Cardinal Financial Corp. *                                    5,953,041
84,400  City National Corp.                                           6,080,176
116,200 Irwin Financial Corp.                                         2,440,200
709,900 Sterling Bancshares, Inc.                                    10,641,401
69,500  Signature Bank *                                              2,084,305
                                                                    $29,604,208
        Thrifts & Mortgage Finance - 1.4 %
93,100  BankUnited Financial Corp. (b)                              $ 2,197,160
206,200 First Niagara Financial Group, Inc.                           2,921,854
239,900 Provident Financial Services, Inc.                            4,265,422
                                                                    $ 9,384,436
        Total Banks                                                 $56,541,271
        Diversified Financials - 8.7 %
        Consumer Finance - 2.0 %
159,800 Advanta Corp.                                               $ 4,284,238
166,800 Advanta Corp. (Class B)                                       4,812,180
168,700 Cash America International, Inc.                              3,537,639
130,135 Rewards Network, Inc. * (b)                                     823,755
                                                                    $13,457,812
        Investment Banking & Brokerage - 3.8 %
136,700 A.G. Edwards, Inc.                                          $ 6,180,207
628,673 Apollo Investment Corp.                                      12,089,382
213,450 OptionsXpress Holdings, Inc. * (b)                            3,660,668
136,100 Piper Jaffray Co. *                                           4,149,689
                                                                    $26,079,946
        Diversified Financial Services - 1.1 %
318,600 Nasdaq Stock Market, Inc. *                                 $ 7,487,100
        Specialized Finance - 1.8 %
341,300 Assured Guaranty, Ltd.                                      $ 7,645,120
124,800 Financial Federal Corp.                                       4,873,440
                                                                    $12,518,560
        Total Diversified Financials                                $59,543,418
        Insurance - 3.0 %
        Property & Casualty Insurance - 1.3 %
88,900  National Interstate Corp.                                   $ 1,414,399
711,700 Quanta Capital Holdings (144A) *                              4,490,827
54,700  Selective Insurance Group, Inc.                               2,589,498
                                                                    $ 8,494,724
        Reinsurance - 1.7 %
171,100 IPC Holdings, Ltd.                                          $ 6,722,519
151,300 Odyssey Re Holdings Corp. (b)                                 3,820,325
41,900  Platinum Underwriter Holdings, Ltd.                           1,360,912
                                                                    $11,903,756
        Total Insurance                                             $20,398,480
        Real Estate - 4.0 %
        Real Estate Management & Development - 0.5 %
84,000  Corrections Corp. of America *                              $ 3,326,400
        Real Estate Investment Trusts - 3.5 %
247,959 BioMed Property Trust, Inc.                                 $ 6,132,026
231,400 Capital Trust, Inc.                                           7,615,374
519,800 Feldman Mall Properties, Inc.                                 7,277,200
218,700 Saxon Capital, Inc.                                           2,770,929
                                                                    $23,795,529
        Total Real Estate                                           $27,121,929
        Software & Services - 6.0 %
        Application Software - 2.6 %
220,200 Avid Technology, Inc. *                                     $ 8,224,470
621,500 Aspen Technology, Inc. * (b)                                  3,119,930
296,850 SPSS, Inc. *                                                  6,471,330
                                                                    $17,815,730
        Data Processing & Outsourced Services - 0.5 %
350,900 Pegusus Systems, Inc. * (b)                                 $ 3,438,820
        Internet Software & Services - 1.1 %
196,100 Internet Security Systems, Inc. *                           $ 4,455,392
432,000 TIBCO Software, Inc. *                                        3,300,480
                                                                    $ 7,755,872
        IT Consulting & Other Services - 0.4 %
207,900 Gartner Group, Inc. *                                       $ 2,336,796
        Systems Software - 1.4 %
997,900 Borland Software Corp. *                                    $ 6,097,169
153,000 Sybase, Inc. *                                                3,416,490
                                                                    $ 9,513,659
        Total Software & Services                                   $40,860,877
        Technology Hardware & Equipment - 3.8 %
        Communications Equipment - 1.7 %
177,900 Black Box Corp.                                             $ 7,644,363
438,284 Remec, Inc. *  (b)                                            2,629,704
164,700 Symmetricom, Inc. *                                           1,429,596
                                                                    $11,703,663
        Computer Storage & Peripherals - 0.3 %
98,100  Electronics for Imaging, Inc.                               $ 1,942,380
        Electronic Equipment & Instruments - 1.8 %
275,000 Electro Scientific *                                        $ 6,099,500
286,600 Planar Systems, Inc. * (b)                                    2,198,222
285,500 Technitrol, Inc.                                              4,188,285
                                                                    $12,486,007
        Total Technology Hardware & Equipment                       $26,132,050
        Semiconductors - 0.9 %
        Semiconductor Equipment - 0.4 %
195,000 Brooks Automation, Inc.  (b)                                $ 2,769,000
        Semiconductors - 0.5 %
733,800 Lattice Semiconductor Corp. *                               $ 3,258,072
        Total Semiconductors                                        $ 6,027,072
        Telecommunication Services - 0.0 %
        Wireless Telecommunication Services - 0.0 %
139,000 Boston Communications Group, Inc. *                         $   261,320
        Total Telecommunication Services                            $   261,320
        Utilities - 2.1 %
        Gas Utilities - 1.5 %
121,500 AGL Resources, Inc.                                         $ 4,538,025
141,400 People's Energy Corp.                                         5,877,998
                                                                    $10,416,023
        Multi-Utilities - 0.6 %
102,000 Energen Corp.                                               $ 3,908,640
        Total Utilities                                             $14,324,663
        TOTAL COMMON STOCKS
        (Cost   $470,705,417)                                       $627,906,656

        EXCHANGE TRADED FUNDS - 1.8%
74,700  iShares Russell 2000 Value Electronic Traded Fund (b)       $ 4,972,032
110,800 iShares Russell 2000 Growth Electronic Traded Fund (b)        7,551,020
        TOTAL EXCHANGE TRADED FUNDS
        (Cost   $10,476,071)                                        $12,523,052
Principal
Amount                                                                 Value
        TEMPORARY CASH INVESTMENTS 16.7%
        Repurchase Agreement - 5.8 %
39,900,0000 UBS Warburg, Inc., 3.51%, dated 8/31/05, repurchase price of $39,900,000 plus accrued interest on 9/1/05 collateralized
        by $41,899,000 U.S. Treasury Bill, 3.125%, 10/15/08         $39,900,000
Shares
        Security Lending Collateral - 10.9 %
73,994,507Securities Lending Investment Fund,  3.43%                $73,994,507
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost   $113,894,507)                                       $113,894,507

        TOTAL INVESTMENT IN SECURITIES - 110.3%
        (Cost   $595,075,649)                                       $754,324,215

        OTHER ASSETS AND LIABILITIES - (10.3)%
$(70,569,343)

        TOTAL NET ASSETS - 100.0%                                   $683,754,872


*       Non-income producing security

144A    Security is exempt from registration under Rule 144A of the Securities
Act of 1933.
        Such securities may be resold normally to qualified institutional buyers in a transaction
        exempt from registration.  At August 31, 2005, the value of these securities amounted to
        $13,013,202 or 1.9% of net assets.

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $595,837,717 was as $188,435,375

        Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost
(29,948,877)

        Aggregate gross unrealized loss for all investments in which$158,486,498 there is an excess of tax cost over value

        Net unrealized gain

(b)     At August 31, 2005, the following securities were out on loan:

Shares                            Security                           Market
Value
149,530 Alliance Gaming Corp. *                                     $1,794,360
200,000 Aspen Technology, Inc. *                                     1,004,000
87,195  BankUnited Financial Corp.                                   2,057,802
80,000  Brooks Automation, Inc.                                      1,136,000
433,770 Domtar, Inc.                                                 2,910,597
219,850 Fred's, Inc.                                                 3,080,099
151,905 Glamis Gold, Ltd. *                                          2,889,233
687,420 Graftech International, Ltd. *                               4,083,275
405,000 Hancock Fabrics, Inc.                                        2,308,500
70,965  iShares Russell 2000 Value Electronic Traded Fund            4,723,430
108,685 iShares Russell 2000 Growth Electronic Traded Fund           7,406,883
150,500 Massey Energy Co.                                            7,645,400
143,772 Odyssey Re Holdings, Corp.                                   3,630,243
181,877 OptionsXpress Holdings, Inc. *                               3,119,191
289,545 Pegusus Systems, Inc. *                                      2,837,541
224,770 Planar Systems, Inc. *                                       1,723,449
416,370 Remec, Inc *                                                 2,498,220
711,930 Rent-Way, Inc. *                                             5,268,282
86,400  Rewards Network, Inc. *                                       546,912
46,025  Sunrise Senior Living, Inc.                                  2,733,425
349,410 Tweeter Home Entertainment Group, Inc. *                     1,439,569
196,840 Fresh Del Monte Produce, Inc.                                5,017,737
98,040  Dryships, Inc.                                               1,566,679
        Total                                                       $71,420,827




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.